Subsequent Events - Additional Information (Details) - KRW (₩) ₩ in Millions	Feb. 23, 2024	Feb. 15, 2024
Disposal of major subsidiary [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage Of Shares Sold		21.43%
Sale of stock shares value		₩ 221,490
Entering into significant commitments or contingent liabilities [member]
Disclosure of non-adjusting events after reporting period [line items]
Value of contribution for construction of campus of korea institute of energy technology	₩ 76,600